Risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 7,711.7
Drawn down facilities		6,547.9
Undrawn committed credit facilities		1,163.8			£ 2,122.3
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 369.7	$ 500
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds maturing September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 221.8	$ 300
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 600	£ 533.3
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 750	£ 666.7
Interest rate	2.25%	2.25%	2.25%	2.25%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 554.6	$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 750	£ 666.7
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 369.7	$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 600.7	$ 812
Interest rate	4.75%	4.75%	4.75%	4.75%
US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 1,848.6	$ 2,500
Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 200.0
Interest rate	6.375%	6.375%	6.375%	6.375%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.32%	0.32%	0.32%	0.32%
Floating basis	3m EURIBOR
Total committed facilities available	€ 250	£ 222.2
Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 600	£ 533.3
Interest rate	0.75%	0.75%	0.75%	0.75%
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 300.4		$ 520
Euro bonds due March 2018 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 252	£ 224.0
Interest rate	0.43%	0.43%	0.43%	0.43%
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 224.0
Drawn down facilities		224.0
Within one year [member] | Euro bonds due March 2018 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		224.0
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		833.7
Drawn down facilities		729.1
Between one and two years [member] | Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		533.3
Between one and two years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		300.4
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		422.2
Drawn down facilities		422.2
Between two and three years [member] | Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		200.0
Between two and three years [member] | Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		222.2
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		2,449.3
Drawn down facilities		1,390.1
Between three and four years [member] | US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		600.7
Between three and four years [member] | US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		1,848.6
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		3,782.5
Drawn down facilities		3,782.5
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		369.7
Later than four years [member] | US$ bonds maturing September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		221.8
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		533.3
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		666.7
Later than four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		554.6
Later than four years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		666.7
Later than four years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		£ 369.7